OTHER LONG-TERM LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2017
Other Liabilities Disclosure [Abstract]
Schedule of other long-term liabilities
Other long-term liabilities consisted of the following:

	December 31, 2016	December 31, 2015
Defined benefit pension plan liabilities	$60,007	$42,509
Post-retirement medical plan liabilities	22,740	17,729
Environmental liabilities	142,935	8,189
Other	429	1,397
Total other long-term liabilities	$226,111	$69,824